Consolidated Statements of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Member]
General and administrative expenses, related party	$ 1,074,549	$ 1,012,829	$ 1,126,112